RIGHT-OF-USE ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
RIGHT-OF-USE ASSETS [Abstract]
Summary of Right-of-Use Assets
Right-of-use assets consists of leased vehicles and a leased warehouse carried at cost less accumulated depreciation. The Company’s vehicles as at September 30, 2021 and December 31, 2020 are as follows:

	Vehicles $	ROU Assets $	Total $
Cost
Balance, December 31, 2019	-	894,046	894,046
Additions	166,501	358,423	524,924
Disposal	-	(881,676)	(881,676)
Balance, December 31, 2020	166,501	370,793	537,294
Additions	58,352	619,678	678,030
Disposal	(26,108)	(150,772)	(176,880)
Balance, September 30, 2021	198,745	839,699	1,038,444

Accumulated amortization
Balance, December 31, 2019	-	683,789	683,789
Amortization	16,559	372,300	388,859
Disposal	-	(879,053)	(879,053)
Balance, December 31, 2020	16,559	177,036	193,595
Amortization	57,510	185,259	242,769
Disposal	(3,264)	(150,771)	(154,035)
Balance, September 30, 2021	70,805	211,524	282,329

Net Book Value
Balance, December 31, 2020	149,942	193,757	343,699
Balance, September 30, 2021	127,940	628,175	756,115